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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21448


                       Pioneer Tax Advantaged Balanced Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer Tax Advantaged Balanced Trust
            SCHEDULE OF INVESTMENTS 8/31/07 (unaudited)

Principal
  Amount                                                                 Value
            TAX EXEMPT OBLIGATIONS  - 73.5%  of Net Assets
            Alabama - 1.4%
5,000,000   Huntsville-Redstone Village Special Care Facilities Fina$  4,533,250
1,500,000   Sylacauga Health Care Authority Revenue, 6.0%, 8/1/35      1,495,875
                                                                    $  6,029,125
            Arizona - 1.0%
1,000,000   Maricopa County Hospital Revenue, 5.0%, 4/1/35          $    917,470
470,000   + Pima County Industrial Development Authority, 6.375%, 7/1    529,356
530,000     Pima County Industrial Development Authority, 6.375%, 7/1    544,978
989,000     Pima County Industrial Development Authority, 6.75%, 7/1/  1,021,805
1,000,000 + Pima County Industrial Development Authority, 7.5%, 7/1/3  1,179,450
                                                                    $  4,193,059
            California - 5.2%
1,000,000   California Health Facilities Authority Revenue, 5.25%, 7$  1,016,560
9,000,000   Golden State Tobacco Securitization Corp., 5.125%, 6/1/47  7,958,970
4,000,000 + Golden State Tobacco Securitization Corp., 6.75%, 6/1/39   4,593,360
9,655,000 (aGolden State Tobacco Securitization Corp., RIB, 4.213%, 6  9,006,087
                                                                    $ 22,574,977
            Colorado - 0.6%
3,000,000   Colorado Educational & Cultural Facilities Authority Rev$  2,788,890

            Connecticut - 0.3%
1,500,000   Mohegan Tribe Indians Gaming Authority, 5.25%, 1/1/33 (1$  1,411,890

            District of Columbia - 0.9%
4,000,000   District of Columbia Tobacco Settlement Financing Corp.,$  4,137,480

            Florida - 5.0%
1,105,000   Highlands County Health Facilities Authority Revenue, 5.$  1,102,392
5,000,000 + Highlands County Health Facilities Authority Revenue, 6.0  5,519,750
5,000,000   Lee County Industrial Development Authority Revenue, 5.25  4,601,100
2,000,000   Lee County Industrial Development Authority Revenue, 5.37  1,811,920
585,000     Madison County First Mortgage Revenue, 6.0%, 7/1/25          590,651
2,025,000   Miami Beach Health Facilities Authority, 5.375%, 11/15/28  1,932,437
500,000     Miami Beach Health Facilities Authority, 6.7%, 11/15/19      531,790
1,400,000   Orange County Health Facilities Authority Revenue, 5.5%,   1,316,994
3,970,000 (aTampa-Hillsborough County Expressway Authority Revenue, R  4,423,017
                                                                    $ 21,830,051
            Georgia - 4.3%
2,000,000 Burke County Development Authority Revenue, 4.75%, 5/1/3$ 1,973,080 9,580,000 (aGeorgia Municipal Electric Authority Power Revenue, RIB, 11,408,535 2,500,000 + Milledgeville-Baldwin County Development Authority Revenu 2,768,525 2,500,000 + Milledgeville-Baldwin County Development Authority Revenu 2,787,550
                                                                    $ 18,937,690
            Illinois - 3.9%
3,000,000   Chicago Illinois General Obligation, 5.0%, 1/1/28       $  3,060,150
4,580,000   Illinois Development Finance Authority Revenue, 5.25%, 10  4,617,510
5,000,000   Illinois Educational Facilities Authority Revenue, 5.0%,   5,058,450
2,000,000   Illinois Finance Authority Revenue, 5.5%, 8/15/43          2,058,920
2,055,000 (aIllinois Finance Authority Revenue, RIB, 6.496%, 8/15/43   2,260,829
                                                                    $ 17,055,859
            Indiana - 3.6%
5,000,000   Indiana Health & Educational Facilites Financing Authori$  4,764,100
4,135,000   Indiana State Development Finance Authority Revenue, 5.75  4,214,433
4,780,000   Vigo County Hospital Authority Revenue, 5.75%, 9/1/42 (14  4,486,938
2,570,000   Vigo County Hospital Authority Revenue, 5.8%, 9/1/47 (144  2,444,019
                                                                    $ 15,909,490
            Iowa - 0.9%
4,000,000   Iowa Financing Authority Senior Housing Revenue, 5.625%,$  3,730,520

            Kansas - 0.5%
750,000     Manhattan Health Care Facilitues Revenue, 5.125%, 5/15/3$    643,702
2,000,000   Manhattan Health Care Facilitues Revenue, 5.125%, 5/15/42  1,694,700
                                                                    $  2,338,402
            Louisiana - 3.0%
5,000,000   Louisiana Public Facilities Authority Revenue, 5.5%, 5/1$  4,969,950
8,335,000   Tobacco Settlement Financing Corp., 5.875%, 5/15/39        8,304,411
                                                                    $ 13,274,361
            Maryland - 1.7%
3,000,000   Frederick County Educational Facilities Revenue, 5.625%,$  3,068,010
1,000,000   Maryland State Economic Development Revenue, Series A, 5.    971,800
750,000     Maryland State Economic Development Revenue, Series B, 5.    728,850
1,000,000   Maryland State Economic Development Revenue, 5.0%, 12/1/3    882,260
2,000,000   Maryland State Health & Higher Educational Facilities Aut  1,981,140
                                                                    $  7,632,060
            Massachusetts - 3.1%
2,000,000   Massachusetts Health & Educational Facilities Authority $  2,020,020
1,550,000   Massachusetts Health & Educational Facilities Authority R  1,541,025
1,600,000   Massachusetts Health & Educational Facilities Authority R  1,606,192
2,120,000   Massachusetts Health & Educational Facilities Authority R  2,132,911
900,000     Massachusetts Health & Educational Facilities Authority R    936,396
2,750,000   Massachusetts Health & Educational Facilities Authority R  2,881,917
500,000     Massachusetts State Development Finance Agency, 5.5%, 1/1    480,840
1,100,000   Massachusetts State Development Finance Agency, 5.625%, 1  1,136,564
1,000,000   Massachusetts State Development Finance Agency, 5.7%, 10/  1,027,710
                                                                    $ 13,763,575
            Michigan - 2.8%
5,000,000   Macomb County Hospital Finance Authority Revenue, 5.875%$  4,838,150
1,595,000   Meridian Economic Development Corporate Ltd. Obligation R  1,459,297
3,340,000   Michigan Public Educational Facilities Authority Revenue,  3,167,890
2,000,000   Michigan State Hospital Finance Authority Revenue, 5.25%,  1,898,680
1,000,000   Michigan State Hospital Finance Authority Revenue, 5.5%,     947,880
                                                                    $ 12,311,897
            Minnesota - 1.3%
2,000,000   Duluth Economic Development Authority Health Care Facili$  2,010,820
1,500,000   Duluth Economic Development Authority Health Care Facilit  1,502,400
1,000,000   North Oaks Senior Housing Revenue, 6.0%, 10/1/33           1,003,320
1,000,000   North Oaks Senior Housing Revenue, 6.5%, 10/1/47           1,021,790
                                                                    $  5,538,330
            Missouri - 0.4%
1,720,000   Missouri State Health & Educational Authority Health Fac$  1,694,183

            Montana - 0.2%
1,000,000   Montana Finance Authority Hospital Facilities Revenue, 5$  1,007,330

            Nebraska - 1.2%
4,980,000 (aNebraska Public Power District Revenue, RIB, 4.881%, 1/1$  5,179,997

            Nevada - 0.4%
1,500,000   Henderson Nevada Health Care Facilities Revenue, 5.625%,$  1,545,720

            New Hampshire - 0.6%
1,700,000 + New Hampshire Business Finance Authority Revenue, 6.05%,$ 1,766,079 1,000,000 New Hampshire Health & Education Facilities Authority Rev 1,031,780
                                                                    $  2,797,859
            New Jersey - 5.4%
1,250,000 Camden County Improvement Authority Revenue, 5.75%, 2/15$ 1,266,388 5,920,000 (aGarden State Preservation Trust, RIB, 7.439%, 11/1/22 (14 8,078,610
710,000     New Jersey Economic Development Authority Revenue, 5.75%,    704,554
1,000,000   New Jersey Economic Development Authority Revenue, 5.875%    977,220
1,000,000   New Jersey Health Care Facilities Financing Authority Rev    953,600
5,000,000   New Jersey Health Care Facilities Financing Authority Rev  4,961,650
3,500,000   New Jersey Health Care Facilities Financing Authority Rev  3,568,635
3,000,000 + Tobacco Settlement Financing Corp., 6.25%, 6/1/43          3,368,010
                                                                    $ 23,878,667
            New Mexico - 0.6%
1,000,000   Dona Ana County PILT Revenue, 5.25%, 12/1/25            $    995,270
1,500,000   Farmington New Mexico Hospital Revenue, 5.0%, 6/1/23       1,493,415
                                                                    $  2,488,685
            New York - 3.5%
2,000,000   Dutchess County Industrial Development Agency Revenue, 7$  2,163,400
1,000,000   New York City Industrial Development Agency, 5.0%, 7/1/27  1,023,750
1,000,000   New York City Industrial Development Agency, 5.25%, 7/1/2  1,047,230
5,000,000   Port Authority of New York & New Jersey Revenue, 5.0%, 9/  5,069,100
1,000,000   Suffolk County Industrial Development Agency Civic Facili    908,330
4,900,000   Triborough Bridge & Tunnel Authority, 5.25%, 11/15/30      5,085,955
                                                                    $ 15,297,765
            North Carolina - 0.7%
1,000,000   North Carolina Capital Facilities Finance Agency Student$    961,090
1,000,000   North Carolina Capital Facilities Finance Agency Student     935,300
1,000,000   North Carolina Medical Care Commission Health Care Facili    968,680
                                                                    $  2,865,070
            Ohio - 1.0%
3,000,000 + Columbus City School District, 5.0%, 12/1/32            $  3,220,200
1,000,000   Hamilton County Hospital Facilities Revenue, 5.125%, 5/15  1,018,370
                                                                    $  4,238,570
            Oregon - 0.7%
2,935,000   Oregon State Housing & Community Services Department Mul$  2,969,692

            Pennsylvania - 2.8%
5,000,000 + Pennsylvania State Turnpike Commission Oil Franchise Tax$ 5,330,700 2,315,000 + Sayre Health Care Facilities Authority Revenue, 5.875%, 1 2,527,170 685,000 Sayre Health Care Facilities Authority Revenue, 5.875%, 1 709,598
280,000     Scranton-Lackawanna Health and Welfare Authority Hospital    281,375
700,000     Scranton-Lackawanna Health and Welfare Authority Hospital    708,029
460,000     Scranton-Lackawanna Health and Welfare Authority Hospital    465,272
2,165,000   Swarthmore Borough Authority College Revenue, 5.0%, 9/15/  2,182,255
                                                                    $ 12,204,399
            Puerto Rico - 1.4%
5,000,000   Puerto Rico Public Buildings Authority Revenue, 5.25%, 7$  5,097,350
1,000,000   Puerto Rico Public Finance Corp., 5.75%, 8/1/27            1,059,370
                                                                    $  6,156,720
            Rhode Island - 1.1%
1,640,000   Tobacco Settlement Financing Corp., 6.125%, 6/1/32      $  1,674,620
3,100,000   Tobacco Settlement Financing Corp., 6.25%, 6/1/42          3,109,703
                                                                    $  4,784,323
            South Carolina - 4.0%
6,000,000   Berkeley County School District Installment Lease, 5.0%,$  6,025,080
5,000,000   Florence County Hospital Revenue, 5.25%, 11/1/34           5,116,500
3,500,000 + Lexington County Health Services District, Inc., Hospital 3,812,130 2,500,000 South Carolina Jobs Economic Development Authority Revenu 2,551,875
                                                                    $ 17,505,585
            Tennessee  - 0.6%
2,500,000   Knox County Health Educational & Housing Facilities Boar$  2,589,875

            Texas  - 4.8%
1,552,000   Houston Housing Financing Corp., 6.25%, 9/20/31         $  1,627,303
2,885,000 (aHouston Utility System Revenue, RIB, 5.723%, 5/15/24 (144  3,272,484
2,750,000   Lower Colorado River Authority, 5.0%, 5/15/31              2,783,110
1,711,000   Panhandle Regional Housing Finance Corp., 6.6%, 7/20/31    1,827,896
3,000,000   Richardson Hospital Authority, 6.0%, 12/1/34               3,060,660
1,000,000   Seguin Higher Education Facilities Corp. Revenue, 5.0%, 9    951,330
1,500,000   Texas State Student Housing Revenue, 6.5%, 9/1/34          1,572,000
3,000,000   Willacy County Local Government Corp. Revenue, 6.0%, 9/1/  3,002,400
3,000,000   Willacy County Local Government Corp. Revenue, 6.875%, 9/  3,003,060
                                                                    $ 21,100,243
            Vermont  - 0.3%
1,295,000   Vermont Educational & Health Buildings Financing Agency $  1,254,091

            Virginia  - 1.2%
1,500,000   Prince William County Industrial Development Hospital Re$  1,513,725
3,925,000   Prince William County Industrial Development Hospital Rev  3,957,617
                                                                    $  5,471,342
            Washington - 2.3%
3,000,000   King County Washington Sewer Revenue, 5.0%, 1/1/35      $  3,042,210
7,000,000   Tobacco Settlement Authority Revenue, 6.625%, 6/1/32       7,243,600
                                                                    $ 10,285,810
            Wisconsin  - 0.8%
3,500,000   Wisconsin State Health & Educational Facilities Authorit$  3,505,145

            TOTAL TAX-EXEMPT OBLIGATIONS
            (Cost $318,864,432) (b)                                 $322,278,727

Shares
            COMMON STOCKS  - 39.3%  of Net Assets
            Energy - 0.8%
            Oil & Gas Storage & Transportation - 0.8%
142,876     Spectra Energy Corp.                                    $  3,321,867
            Total Energy                                            $  3,321,867

            Materials - 0.9%
            Diversified Chemicals - 0.5%
94,000      Olin Corp.                                              $  2,015,360

            Diversified Metals & Mining - 0.4%
56,012      Compass Minerals International, Inc.                    $  1,908,329
            Total Materials                                         $  3,923,689

            Consumer Services & Supplies - 0.6%
            Commercial Printing - 0.6%
79,034      R.R. Donnelley & Sons Co.                               $  2,830,998
            Total Consumer Services & Supplies                      $  2,830,998

            Consumer Durables & Apparel - 0.2%
            Home Furnishings - 0.2%
50,000      Bassett Furniture Industries, Inc.                      $    577,000
31,486      Kimball International, Inc.                                  422,857
            Total Consumer Durables & Apparel                       $    999,857

            Media - 1.1%
            Movies & Entertainment - 1.0%
206,487     Regal Entertainment Group                               $  4,654,217

            Publishing - 0.1%
9,905       Idearc, Inc.                                            $    338,058
            Total Media                                             $  4,992,275

            Food, Beverage & Tobacco - 6.7%
            Packaged Foods & Meats - 1.2%
175,000     B&G Foods, Inc.                                         $  2,238,250
92,828      Kraft Foods, Inc.                                          2,976,066
                                                                    $  5,214,316
            Tobacco - 5.5%
134,140     Altria Group, Inc.                                      $  9,310,657
172,872     Loews Corp. - Carolina Group                              13,159,017
29,704      Reynolds American, Inc.                                    1,964,028
                                                                    $ 24,433,702
            Total Food, Beverage & Tobacco                          $ 29,648,018

            Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
            Pharmaceuticals - 4.7%
329,758     Bristol-Myers Squibb Co.                                $  9,612,446
216,536     Merck & Co., Inc.                                         10,863,611
            Total Pharmaceuticals, Biotechnology & Life Sciences    $ 20,476,057

            Banks - 6.0%
            Diversified Banks - 0.3%
28,642      Wachovia Corp.                                          $  1,402,885

            Regional Banks - 1.7%
81,550      KeyCorp                                                 $  2,715,615
90,000      National City Corp.                                        2,421,900
67,800      Regions Financial Corp.                                    2,122,140
                                                                    $  7,259,655
            Thrifts & Mortgage Finance - 4.0%
222,700     TrustCo Bank Corp., NY                                  $  2,489,786
409,772     Washington Mutual, Inc.                                   15,046,828
                                                                    $ 17,536,614
            Total Banks                                             $ 26,199,154

            Diversified Financials - 0.5%
            Diversified Financial Services - 0.5%
42,500      Bank of America Corp.                                   $  2,153,900
            Total Diversified Financials                            $  2,153,900

            Telecommunication Services - 10.1%
            Integrated Telecommunication Services - 10.1%
204,553     AT&T, Inc.                                              $  8,155,528
529,946     Citizens Communications Co.                                7,689,516
406,745     Verizon Communications, Inc.                              17,034,481
790,184     Windstream Corp.                                          11,283,828
            Total Telecommunication Services                        $ 44,163,353

            Utilities - 7.7%
            Electric Utilities - 1.2%
138,400     Empire District Electric Co.                            $  3,173,512
74,383      Great Plains Energy, Inc.                                  2,108,014
                                                                    $  5,281,526
            Gas Utilities - 3.3%
81,249      AGL Resources, Inc.                                     $  3,226,398
395,466     Atmos Energy Corp.                                        11,116,549
                                                                    $ 14,342,947
            Multi-Utilities - 3.2%
100,000     Consolidated Edison, Inc.                               $  4,594,000
285,753     Duke Energy Corp.                                          5,240,710
134,112     NSTAR                                                      4,394,850
                                                                    $ 14,229,560
            Total Utilities                                         $ 33,854,033
            TOTAL COMMON STOCKS
            (Cost $146,963,402)                                     $172,563,201

            NON-CONVERTIBLE PREFERRED STOCKS - 25.4% of Net Assets
            Energy - 1.1%
            Oil & Gas Exploration & Production- 1.1%
49,300      Apache Corp., Series B, 5.68%                           $  4,961,059
            Total Energy                                            $  4,961,059

            Automobiles & Components - 1.0%
            Automobile Manufacturers - 1.0%
126,542     Ford Motor Co. Capital Trust II, 6.5%                   $  4,470,234
            Total Automobiles & Components                          $  4,470,234

            Banks - 6.2%
            Diversified Banks - 3.3%
105,000     Bank One Capital VI, 7.2%                               $  2,595,098
120,000     Barclays Bank Plc, Series 2, 6.625%                        2,960,400
120,000     HSBC Holdings Plc, Series A, 6.2%,                         2,766,000
200,000     Royal Bank of Scotland Group Plc, Series L, 5.75%          4,382,000
71,000      Wachovia Preferred Funding Corp., Series A, 7.25%          1,828,250
                                                                    $ 14,531,748
            Thrifts & Mortgage Finance - 2.9%
56,980      Countrywide Capital V, 7.0%                             $  1,059,975
100,000     Fannie Mae, Series N, 5.5%                                 4,575,000
57,000      Freddie Mac, 5.81%                                         2,741,700
39,000      Freddie Mac, Series F, 5.0%                                1,677,000
58,000      Freddie Mac, Series K, 5.79%                               2,755,000
                                                                    $ 12,808,675
            Total Banks                                             $ 27,340,423

            Diversified Financials - 7.3%
            Diversified Financial Services - 3.3%
49,000      ABN Amro Capital Fund Trust VII, 6.08%                  $  1,109,360
120,000     Bank of America Corp., Series D, 6.204%                    3,042,000
81,500      Citigroup, Inc., Series M, 5.864%                          3,973,125
120,000     Deustche Bank Capital Funding Trust VIII, 6.375%           2,868,000
150,000     JPMorgan Chase Capital Trust XVI, 6.35%                    3,555,000
                                                                    $ 14,547,485
            Consumer Finance - 0.9%
18,000      MBNA Capital, Series D, 8.125%                          $    451,220
71,300      SLM Holdings Corp., Series A, 6.97%                        3,283,365
                                                                    $  3,734,585
            Investment Banking & Brokerage - 3.1%
57,000      Bear Stearns Companies, Inc., Series F, 5.72%           $  2,650,500
40,000      Bear Stearns Companies, Inc., Series G, 5.49%              1,590,000
100,000     Lehman Brothers Holdings, Inc., 6.5%                       2,461,000
19,000      Lehman Brothers Holdings, Inc., Series C, 5.94%              864,500
50,800      Lehman Brothers Holdings, Inc., Series D, 5.67%            2,286,000
65,000      Merrill Lynch Preferred Capital Trust IV, 7.12%            1,604,542
87,000      Merrill Lynch Preferred Capital Trust V, 7.28%             2,153,983
                                                                    $ 13,610,525
            Total Diversified Financials                            $ 31,892,595

            Insurance - 3.8%
            Life & Health Insurance - 0.6%
159,000     Scottish Re Group, Ltd., 7.25%                          $  2,830,200

            Property & Casualty Insurance 2.4%
160,000     ACE, Ltd., Series C, 7.8%                               $  4,057,600
161,000     Berkley W.R. Capital Trust II, 6.75%                       3,737,335
109,000     XL Capital, Ltd., Series B, 7.625%                         2,728,270
                                                                    $ 10,523,205
            Reinsurance - 0.8%
158,000     RenaissanceRE Holdings, Ltd., Series D, 6.6%            $  3,491,800
            Total Insurance                                         $ 16,845,205

            Real Estate - 2.7%
            Diversification Real Estate Investment Trust - 0.8%
32,440      PS Business Parks, Inc., Series I, 6.875%               $    730,549
13,000      PS Business Parks, Inc., Series L, 7.6%                      312,000
119,200     PS Business Parks, Inc., Series P, 6.7%                    2,583,064
                                                                    $  3,625,613
            Industrial Real Estate Investment Trust - 0.2%
40,000      Prologis Trust, Series G, 6.75%                         $    945,600

            Office Real Estate Investment Trust - 0.3%
15,000      Brandywine Realty Trust, Series C, 7.5%                 $    360,600
34,500      Brandywine Realty Trust, Series D, 7.375%                    828,000
                                                                    $  1,188,600

            Retail Real Estate Investment Trust - 0.8%
94,000      Regency Centers Corp., Series C, 7.45%                  $  2,257,880
53,500      Regency Centers Corp., Series E, 6.7%                      1,197,865
                                                                    $  3,455,745
            Specialized Real Estate Investment Trust - 0.6%
118,000     Public Storage, Inc., Series L, 6.75%                   $  2,722,260
            Total Real Estate                                       $ 11,937,818

            Utilities - 3.3%
            Electric Utilities - 2.9%
98,000      Alabama Power Co., 5.3%                                 $  2,305,940
113,000     Alabama Power Co., 5.83%                                   2,712,000
78,000      Interstate Power and Light Co., Series B, 8.375%           2,368,860
40,000      Mississippi Power Co., 5.25%                                 964,000
7,700       PPL Electric Utilities Corp., 4.5%                           669,900
73,000      Southern California Edison Co., 4.32%                      1,430,800
94,000      Virginia Power Capital Trust II, 7.375%                    2,339,158
                                                                    $ 12,790,658
            Gas Utilities - 0.4%
62,000      Southern Union Co., Series C, 7.55%                     $  1,585,340
            Total Utilities                                         $ 14,375,998
            TOTAL NON-CONVERTIBLE PREFERRED STOCKS
            (Cost $120,096,389)                                     $111,823,332

            CONVERTIBLE PREFERRED STOCKS - 2.1% of Net Assets
            Capital Goods - 0.5%
            Aerospace & Defense - 0.5%
15,000      Northrop Grumman Corp., 7.0%                            $  2,182,500
            Total Capital Goods                                     $  2,182,500

            Diversified Financials - 1.3%
            Diversified Financial Services - 1.3%
161,000     Lazard, Ltd., 6.625%                                    $  5,610,850
            Total Diversified Financials                            $  5,610,850

            Insurance - 0.3%
            Property & Casualty Insurance - 0.3%
47,919      XL Capital, Ltd., Class A, 7.0%                         $  1,286,625
            Total Insurance                                         $  1,286,625

            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Cost $7,130,041)                                       $  9,079,975

            TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.0% of Net Assets
37,190      BlackRock Liquidity Funds MuniFund Portfolio            $     37,190
            TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
            (Cost $37,190)                                          $     37,190

            TOTAL INVESTMENTS IN SECURITIES - 140.3%
            (Cost $593,091,454) (c)                                 $615,782,425
            OTHER ASSETS AND LIABILITIES - (0.1%)                   $  (726,328)
            PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING
DIVIDEND$(176,334,612)
            NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%    $438,721,485

            Portfolio Abbreviations
            RIB  Residual Interest Bonds

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933.
            Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2007, the value of these securities amounted $57,435,705, or 13.1% of total net assets.

NR          Security not rated by S&P or Moody's.

+           Prerefunded bonds have been collateralized by U.S. Treasury securities or
            U.S. Government Agencies, which are held in escrow to pay interest and principal
             on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at August 31, 2007.

(b) The concentration of tax-exempt investments by type of obligation/market sector is as follows:
                 Insured                                                    21.3
                 General Obligation                                          0.9
                 Revenue Bonds:
                    Health Revenue                                          29.8
                    Tobacco Revenue                                         15.3
                    Development Revenue                                     11.1
                    Education Revenue                                        7.5
                    Housing Revenue                                          5.2
                    Facilities Revenue                                       3.1
                    Other Revenue                                            1.9
                    School District Revenue                                  1.9
                    Transportation Revenue                                   1.6
                    Gaming Revenue                                           0.4
                                                                           100.0


(c) At August 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $592,898,867 was as follows:


            Aggregate gross unrealized gain for all investments in
            which there is an excess of value over tax cost           $
41,431,241

            Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value
(18,547,683)

            Net unrealized gain                                       $
22,883,558

            For financial reporting purposes net unrealized gain on investments was $22,690,971 and cost of investments aggregated $593,091,454.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Advantaged Balanced Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 30, 2007

* Print the name and title of each signing officer under his or her signature.